Contingencies and Commitments - Additional Information (Detail) - USD ($)			12 Months Ended
	Jun. 21, 2016	Mar. 21, 2016	Dec. 31, 2015
License and Assignment Commitment [Member]
Commitment And Contingencies [Line Items]
Payment of annual license maintenance fees			$ 50,000
Payment of annual license maintenance fees			$ 50,000
Percentage of royalty on sales of the licensed product			6.00%
Scenario, Forecast [Member] | License and Assignment Commitment [Member]
Commitment And Contingencies [Line Items]
Upfront license fee payments	$ 350,000
Subsequent Event [Member] | License and Assignment Commitment [Member]
Commitment And Contingencies [Line Items]
Upfront license fee payments		$ 100,000
Office Property Lease Agreement [Member]
Commitment And Contingencies [Line Items]
Term of lease			1 year
Lease expiration date			Jul. 31, 2016
Minimum rental payments			$ 17,500